Taxes -Deferred tax assets and liabilities (Details) - SEK SEK in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	SEK 7	SEK 6
Deferred tax liabilities	538	565
Net deferred tax liabilities (+) / tax assets (-)	531	559	SEK 720
Deductible loss carry forwards	0	0
Temporary differences, related to pensions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	7	6
Untaxed reserves
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	SEK 538	SEK 565